Loan Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Text Block [Abstract]
TERM AND REVOLVING LOAN AGREEMENT
LOAN AGREEMENTS
2013 Loan Agreement
In May 2013, Alimera Sciences Limited (Limited), a subsidiary of the Company, entered into a loan and security agreement (2013 Loan Agreement) with Silicon Valley Bank (SVB) to provide Limited with additional working capital for general corporate purposes. Under the 2013 Loan Agreement, SVB made a term loan (2013 Term Loan) in the principal amount of $5,000,000 to Limited and agreed to provide up to an additional $15,000,000 to Limited under a working capital line of credit (2013 Line of Credit). In April 2014, the 2013 Term Loan was repaid and the 2013 Line of Credit was terminated in connection with the 2014 Loan Agreement described below. Upon repayment of the 2013 Term Loan in April 2014, Limited paid SVB an outstanding loan balance prepayment penalty of $133,000, and an early termination fee of $113,000 in connection with the termination of the 2013 Line of Credit in April 2014.
2014 Loan Agreement
In April 2014, Limited entered into a loan and security agreement (2014 Loan Agreement) with Hercules Technology Growth Capital, Inc. (Hercules) providing for a term loan of up to $35,000,000 (2014 Term Loan). Under the 2014 Loan Agreement, Hercules made an advance in the initial principal amount of $10,000,000 to Limited at closing to provide Limited with additional working capital for general corporate purposes and to repay the 2013 Term Loan. Hercules made an additional advance of $25,000,000 to Limited in September 2014 following the approval of ILUVIEN by the FDA in September 2014 to fund the pSivida Milestone Payment. The 2014 Term Loan provides for interest only payments through November 2015. The interest only period may be extended until June 1, 2017 if the Company realizes certain revenue thresholds and no event of default has occurred under the 2014 Loan Agreement. As of March 31, 2015, the interest only period has not been extended. Interest on the 2014 Term Loan accrues at a floating per annum rate equal to the greater of (i) 10.90%, or (ii) the sum of (A) 7.65%, plus (B) the prime rate. Following the interest only period the term loan will be due and payable to Hercules in equal monthly payments of principal and interest through May 1, 2018.
In connection with the initial advance, Limited paid to Hercules a facility charge of $262,500 and incurred legal and other fees of approximately $383,000. Limited incurred $375,000 in additional fees in connection with the second advance. If Limited repays the 2014 Term Loan prior to maturity, it will pay Hercules a prepayment penalty of 1.25% of the total principal amount repaid.
Limited and the Company, on a consolidated basis with its other subsidiaries, also agreed to customary affirmative and negative covenants and events of default in connection with these arrangements. The occurrence of an event of default could result in the acceleration of Limited’s obligations under the 2014 Loan Agreement and an increase to the applicable interest rate, and would permit Hercules to exercise remedies with respect to the collateral under the 2014 Loan Agreement.
Limited’s obligations to Hercules are secured by a first priority security interest in substantially all of Limited’s assets, excluding intellectual property. Hercules does, however, maintain a negative pledge on Limited’s intellectual property requiring Hercules' consent prior to the sale of such intellectual property. The Company and certain of the Company’s other subsidiaries are guarantors of the obligations of Limited to Hercules under the 2014 Loan Agreement pursuant to separate guaranty agreements between Hercules and each of Limited and such subsidiaries (Guaranties). Pursuant to the Guaranties, the Company and these subsidiaries granted Hercules a first priority security interest in substantially all of their respective assets excluding intellectual property. As of March 31, 2015, the Company, on a consolidated basis with its subsidiaries, was in compliance with the covenants of the 2014 Term Loan.
In connection with Limited entering into the 2014 Loan Agreement, the Company entered into a warrant agreement with Hercules to purchase up to 285,016 shares of the Company’s common stock at an exercise price of $6.14 per share. Sixty percent of the warrants were exercisable at the closing in April 2014 and the remaining forty percent became exercisable upon the funding of the additional $25,000,000 to Limited in September 2014.
Fair Value of Debt
The weighted average interest rates of the Company's notes payable approximate the rate at which the Company could obtain alternative financing; therefore, the carrying amount of the notes approximated their fair value at March 31, 2015 and December 31, 2014.

LOAN AGREEMENTS
2010 Term Loan
The Company entered into a loan and security agreement with Silicon Valley Bank (SVB) and MidCap Financial LLP (MidCap and together with SVB, the Lenders) in October 2010, which was subsequently amended in May 2011 (as amended, the 2010 Term Loan Agreement). Pursuant to the 2010 Term Loan Agreement, in October 2010 the Company borrowed an aggregate of $6,250,000 from the Lenders (the 2010 Term Loan). The 2010 Term Loan Agreement also provided for the ability to drawdown an additional $11,000,000 subject to FDA approval of the NDA for ILUVIEN by December 31, 2011, which was not obtained.
In August 2011, the Company began repaying the outstanding principal under the 2010 Term Loan in 33 equal monthly installments plus interest at a rate of 11.5%. At maturity, the Company was also required to make an additional interest payment equal to 4% of the total amount borrowed. The Company paid to the Lenders an upfront fee of $62,500 upon execution of the 2010 Term Loan Agreement and an additional fee of $50,000 in connection with the May 2011 amendment. In accordance with ASC 470-50-40-17, Debt - Modifications and Extinguishments (ASC 470-50-40-17), the Company was amortizing the deferred financing costs on the 2010 Term Loan and the $50,000 modification fee over the remaining term of the 2010 Term Loan, as modified.
In October 2010, in connection with entering into the 2010 Term Loan, the Company issued SVB a warrant to purchase up to 15,909 shares of the Company's common stock and MidCap a warrant to purchase up to 23,864 shares of the Company's common stock. Each of the warrants were exercisable upon issuance, had a per-share exercise price of $11.00 and a term of 10 years. The Company estimated the fair value of warrants granted using the Black-Scholes option pricing model to be $389,000. The Company allocated a portion of the proceeds from the 2010 Term Loan to the warrants in accordance with ASC 470-20-25-2, Debt Instruments with Detachable Warrants. As a result, the Company recorded a discount of $366,000 which was amortized to interest expense using the effective interest method. The Lenders were also issued warrants to purchase up to an aggregate of 69,999 additional shares of the Company's common stock, which were exercisable only upon the drawdown of the additional $11,000,000 subject to FDA approval of the NDA for ILUVIEN by December 31, 2011, which was not obtained.
In May 2013, the Company repaid all amounts owed to the Lenders under the 2010 Term Loan, including the final interest payment equal to 4% of the total amount borrowed, and a 1.0% prepayment penalty on the then outstanding principal owed to MidCap. In connection with the repayment of the 2010 Term Loan, and in accordance with ASC 470-50-40-17, the Company recognized a loss on early extinguishment of debt of $153,000 associated with the remaining unamortized deferred financing costs, unamortized discount associated with the Lenders' warrants, the final interest payment, the prepayment penalty and a lender fee and warrants associated with a new term loan.
2010 Revolving Loan Agreement
In October 2010, the Company and SVB entered into a loan and security agreement, which was subsequently amended in May 2011 (as amended, the 2010 Revolving Loan Agreement), pursuant to which the Company obtained a secured revolving line of credit from SVB against eligible U.S. domestic accounts receivable with borrowing availability up to $20,000,000. Upon entering into the 2010 Revolving Loan Agreement, the Company paid to SVB an upfront fee of $100,000. In May 2013, the Company and SVB terminated the 2010 Revolving Loan Agreement.
2013 Loan Agreement
In May 2013, Alimera Sciences Limited (Limited), a subsidiary of the Company, entered into a loan and security agreement (2013 Loan Agreement) with SVB to provide Limited with additional working capital for general corporate purposes. Under the 2013 Loan Agreement, SVB has made a term loan (2013 Term Loan) in the principal amount of $5,000,000 to Limited and has agreed to provide up to an additional $15,000,000 to Limited under a working capital line of credit (2013 Line of Credit). No advances were made at closing under the 2013 Line of Credit and no amounts were outstanding as of December 31, 2013. At December 31, 2013, the Company's ability to borrow under the 2013 Line of Credit was limited based on the Company's accounts receivable at the date as described below.
The 2013 Term Loan provides for interest only payments for six months followed by 36 monthly payments of interest, plus principal. The Company made its first amortization payment on the 2013 Term Loan in December 2013. Interest on outstanding borrowings under the 2013 Term Loan is payable at the rate of 7.50%. Borrowings under the 2013 Line of Credit will be advanced at 80% of eligible accounts receivable as defined in the 2013 Loan Agreement. Interest is payable on the balance of eligible accounts financed at the rate of 2.75% above SVB's most recently announced “prime rate.” Limited is also required to pay SVB on a monthly basis an unused line fee equal to 0.25% per annum of the average unused portion of the 2013 Line of Credit during the preceding month. The maturity dates are June 30, 2015 with respect to the 2013 Line of Credit and October 31, 2016 with respect to the 2013 Term Loan.
In connection with entering into the 2013 Loan Agreement, Limited paid SVB a facility fee of $25,000. Additionally, the Company re-priced warrants to purchase an aggregate of up to 31,818 shares of the Company’s common stock previously issued to SVB in connection with the 2010 Term Loan; 15,909 of which were previously exercisable only upon the drawdown of the additional $11,000,000 of the 2010 Term Loan subject to FDA approval of the NDA for ILUVIEN by December 31, 2011. Upon re-pricing, each of the warrants was exercisable immediately at a per-share exercise price of $2.86 and had a remaining term of 7.4 years. The Company estimated the incremental fair value received by SVB using the Black-Scholes option pricing model to be $46,000. In accordance with ASC 470-50-40-17, the Company expensed the facility fee and incremental value of the warrants associated with the 2013 Term Loan as part of the loss on early extinguishment of the 2010 Term Loan. Warrants to purchase up to an aggregate of 54,090 additional shares of the Company's common stock, which were exercisable only upon the drawdown of the additional $11,000,000 of the 2010 Term Loan subject to FDA approval of the NDA for ILUVIEN by December 31, 2011, which was not obtained, remain outstanding.
In connection with the 2013 Line of Credit, Limited paid a commitment fee of $100,000. In accordance with ASC 470-50-40-17, the Company capitalized the commitment fee and $49,000 of deferred financing costs remaining on the 2010 Revolving Loan Agreement as deferred financing costs, which are being amortized over the remaining term of the 2013 Line of Credit.
Upon repayment of the 2013 Term Loan in April 2014, Limited paid SVB an outstanding loan balance prepayment penalty of $133,000, and an early termination fee of $113,000 in connection with the termination of the 2013 Line of Credit in April 2014.
2014 Loan Agreement
In April 2014, Limited entered into a loan and security agreement (2014 Loan Agreement) with Hercules Technology Growth Capital, Inc. (Hercules) providing for a term loan of up to $35,000,000 (2014 Term Loan). Under the 2014 Loan Agreement, Hercules made an advance in the initial principal amount of $10,000,000 to Limited at closing to provide Limited with additional working capital for general corporate purposes and to repay the 2013 Term Loan. Hercules made an additional advance of $25,000,000 to Limited in September 2014 following the approval of ILUVIEN by the FDA in September 2014 to fund the pSivida Milestone Payment. The 2014 Term Loan provides for interest only payments through November 2015. The interest only period may be extended until June 1, 2017 if the Company realizes certain revenue thresholds and no event of default has occurred under the 2014 Loan Agreement. As of December 31, 2014, the interest only period has not been extended. Interest on the 2014 Term Loan accrues at a floating per annum rate equal to the greater of (i) 10.90%, or (ii) the sum of (A) 7.65%, plus (B) the prime rate. Following the interest only period the term loan will be due and payable to Hercules in equal monthly payments of principal and interest through May 1, 2018.
In connection with the initial advance, Limited paid to Hercules a facility charge of $262,500 and incurred legal and other fees of approximately $383,000. Limited incurred $375,000 in additional fees in connection with the second advance. If Limited repays the 2014 Term Loan prior to maturity, it will pay Hercules a prepayment penalty of 1.25% of the total principal amount repaid.
Limited and the Company, on a consolidated basis with its other subsidiaries, also agreed to customary affirmative and negative covenants and events of default in connection with these arrangements. The occurrence of an event of default could result in the acceleration of Limited’s obligations under the 2014 Loan Agreement and an increase to the applicable interest rate, and would permit Hercules to exercise remedies with respect to the collateral under the 2014 Loan Agreement. As of December 31, 2014, the Company, on a consolidated basis with its subsidiaries, was in compliance with the covenants of the 2014 Term Loan.
Limited’s obligations to Hercules are secured by a first priority security interest in substantially all of Limited’s assets, excluding intellectual property. Hercules does, however, maintain a negative pledge on Limited’s intellectual property requiring Hercules' consent prior to the sale of such intellectual property. The Company and certain of the Company’s other subsidiaries are guarantors of the obligations of Limited to Hercules under the 2014 Loan Agreement pursuant to separate guaranty agreements between Hercules and each of Limited and such subsidiaries (Guaranties). Pursuant to the Guaranties, the Company and these subsidiaries granted Hercules a first priority security interest in substantially all of their respective assets excluding intellectual property.
In connection with Limited entering into the 2014 Loan Agreement, the Company entered into a warrant agreement with Hercules to purchase up to 285,016 shares of the Company’s common stock at an exercise price of $6.14 per share. The Company estimated the fair value of warrants granted using the Black-Scholes option pricing model to be $1,349,000. The Company allocated a portion of the proceeds from the 2014 Term Loan to the warrants in accordance with ASC 470-20-25-2, Debt Instruments with Detachable Warrants. As a result, the Company recorded a discount of $1,277,000 which is amortized to interest expense using the effective interest method. Sixty percent of the warrants were exercisable at the closing in April 2014 and the remaining forty percent became exercisable upon the funding of the additional $25,000,000 to Limited in September 2014.
The weighted average interest rates of the Company's notes payable approximate the rate at which the Company could obtain alternative financing; therefore, the carrying amount of the notes approximated their fair value at December 31, 2014 and 2013.